Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

December 31, 2020

RRS-QTLY-0221
1.825846.115

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.9%
	Principal Amount	Value
Convertible Bonds - 0.7%
FINANCIALS - 0.7%
Mortgage Real Estate Investment Trusts - 0.7%
Arbor Realty Trust, Inc. 4.75% 11/1/22	$250,000	$250,227
Granite Point Mortgage Trust, Inc. 5.625% 12/1/22 (a)	110,000	104,569
KKR Real Estate Finance Trust, Inc. 6.125% 5/15/23	150,000	150,998
MFA Financial, Inc. 6.25% 6/15/24	285,000	283,570
Redwood Trust, Inc.:
4.75% 8/15/23	250,000	235,738
5.625% 7/15/24	140,000	131,730
RWT Holdings, Inc. 5.75% 10/1/25	130,000	123,344
Two Harbors Investment Corp. 6.25% 1/15/22	265,000	264,338
Western Asset Mortgage Capital Corp. 6.75% 10/1/22	430,000	377,325
		1,921,839
Nonconvertible Bonds - 1.2%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Times Square Hotel Trust 8.528% 8/1/26 (a)	331,326	361,217
Household Durables - 0.1%
Adams Homes, Inc. 7.5% 2/15/25 (a)	70,000	73,325
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.:
6.625% 1/15/28 (a)	75,000	78,938
6.75% 8/1/25 (a)	135,000	140,400
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (a)	15,000	15,506
M/I Homes, Inc. 5.625% 8/1/25	45,000	46,800
		354,969
TOTAL CONSUMER DISCRETIONARY		716,186
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Global Partners LP/GLP Finance Corp. 7% 8/1/27	100,000	107,000
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
CBL & Associates LP 5.95% 12/15/26 (b)	132,000	52,140
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	80,000	82,756
iStar Financial, Inc.:
4.25% 8/1/25	305,000	301,188
4.75% 10/1/24	150,000	151,875
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	105,000	111,694
Office Properties Income Trust:
4.15% 2/1/22	63,000	64,141
4.25% 5/15/24	80,000	83,896
Omega Healthcare Investors, Inc. 4.5% 4/1/27	83,000	93,376
Senior Housing Properties Trust:
4.75% 5/1/24	271,000	278,341
4.75% 2/15/28	100,000	99,000
9.75% 6/15/25	400,000	454,000
VICI Properties, Inc. 4.125% 8/15/30 (a)	45,000	47,503
		1,819,910
Real Estate Management & Development - 0.1%
Greystar Real Estate Partners 5.75% 12/1/25 (a)	90,000	92,025
Washington Prime Group LP 6.45% 8/15/24	330,000	198,083
		290,108
TOTAL REAL ESTATE		2,110,018

TOTAL NONCONVERTIBLE BONDS		2,933,204

TOTAL CORPORATE BONDS
(Cost $4,775,443)		4,855,043

U.S. Treasury Inflation-Protected Obligations - 25.5%
U.S. Treasury Inflation-Indexed Bonds:
0.25% 2/15/50	$747,000	$902,986
0.625% 2/15/43	574,000	811,157
0.75% 2/15/42	780,000	1,145,132
0.75% 2/15/45	987,000	1,408,948
0.875% 2/15/47	645,000	936,482
1% 2/15/46	511,000	766,672
1% 2/15/48	499,000	734,372
1% 2/15/49	555,000	809,669
1.375% 2/15/44	853,000	1,373,713
1.75% 1/15/28	620,000	945,557
2% 1/15/26	648,000	1,011,050
2.125% 2/15/40	280,000	522,869
2.125% 2/15/41	483,000	901,405
2.375% 1/15/25	884,000	1,427,222
2.375% 1/15/27	546,000	876,723
2.5% 1/15/29	524,000	835,131
3.375% 4/15/32	194,000	433,771
3.625% 4/15/28	411,000	910,031
3.875% 4/15/29	551,000	1,257,998
U.S. Treasury Inflation-Indexed Notes:
0.125% 1/15/22	1,722,000	2,016,599
0.125% 4/15/22	1,764,000	1,928,425
0.125% 7/15/22	1,662,000	1,940,224
0.125% 1/15/23	1,959,000	2,295,859
0.125% 7/15/24	1,812,000	2,127,993
0.125% 10/15/24	1,537,000	1,672,873
0.125% 4/15/25	1,507,000	1,634,700
0.125% 10/15/25	1,546,000	1,687,420
0.125% 7/15/26	1,489,000	1,779,334
0.125% 1/15/30	1,750,000	1,976,735
0.125% 7/15/30	1,851,000	2,109,756
0.25% 1/15/25	1,816,000	2,154,744
0.25% 7/15/29	1,418,000	1,634,756
0.375% 7/15/23	1,917,000	2,272,437
0.375% 7/15/25	1,716,000	2,069,949
0.375% 1/15/27	1,501,000	1,806,099
0.375% 7/15/27	1,544,000	1,849,686
0.5% 4/15/24	1,244,000	1,376,932
0.5% 1/15/28	1,626,000	1,946,965
0.625% 4/15/23	1,746,000	1,927,441
0.625% 1/15/24	1,845,000	2,210,106
0.625% 1/15/26	1,480,000	1,810,819
0.75% 7/15/28	1,418,000	1,711,394
0.875% 1/15/29	1,163,000	1,410,029
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $57,843,607)		63,362,163

Asset-Backed Securities - 0.4%
American Homes 4 Rent Series 2015-SFR2 Class XS, 0% 10/17/52 (a)(c)(d)(e)	$139,135	$1
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33	284,000	289,888
Series 2002-2 Class M2, 9.163% 3/1/33	364,257	329,507
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40	409,494	339,028
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3 month U.S. LIBOR + 2.650% 3.1909% 2/5/36 (a)(c)(e)(f)	407,554	31
TOTAL ASSET-BACKED SECURITIES
(Cost $1,280,466)		958,455

Commercial Mortgage Securities - 1.6%
Benchmark Mortgage Trust Series 2020-B18 Class AGNG, 4.3885% 7/15/53 (a)(c)	63,000	59,320
BX Trust Series 2019-OC11 Class E, 4.0755% 12/9/41 (a)(c)	75,000	75,746
CGMS Commercial Mortgage Trust Series 2017-MDRB Class E, 1 month U.S. LIBOR + 3.870% 4.0305% 7/15/30 (a)(c)(f)	105,000	91,916
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (a)	150,000	91,098
Series 2012-CR1 Class G, 2.462% 5/15/45 (a)(e)	100,000	17,544
Series 2013-CR12 Class D, 5.0715% 10/10/46 (a)(c)	100,000	52,226
Series 2017-CD4 Class D, 3.3% 5/10/50 (a)	63,000	54,341
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.4701% 6/15/50 (a)	156,000	119,326
Series 2017-CX10 Class UESD, 4.2366% 10/15/32 (a)(c)	84,000	79,998
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (a)(c)	100,000	99,797
Freddie Mac pass-thru certificates:
Series K012 Class X3, 2.3132% 1/25/41 (c)(d)	208,640	2
Series K013 Class X3, 2.8271% 1/25/43 (c)(d)	1,124,000	11
GS Mortgage Securities Trust:
Series 2011-GC5:
Class E, 5.3881% 8/10/44 (a)(c)(e)	63,000	41,527
Class F, 4.5% 8/10/44 (a)	42,000	19,647
Series 2012-GC6 Class E, 5% 1/10/45 (a)(c)	254,000	166,260
Series 2012-GCJ7 Class D, 5.6283% 5/10/45 (a)(c)	500,000	450,085
Series 2012-GCJ9 Class D, 4.74% 11/10/45 (a)(c)	178,000	175,485
Series 2013-GC16 Class F, 3.5% 11/10/46 (a)	269,000	183,610
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (a)	100,000	97,863
JPMBB Commercial Mortgage Securities Trust Series 2014-C23 Class UH5, 4.7094% 9/15/47 (a)	54,000	45,503
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-CBX Class G 4% 6/15/45 (a)(e)	151,000	30,301
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C3 Class E, 5.6961% 2/15/46 (a)(c)	200,000	58,268
Morgan Stanley BAML Trust Series 2013-C7 Class D, 4.2363% 2/15/46 (a)(c)	66,000	39,729
Morgan Stanley Capital I Trust:
Series 1998-CF1 Class G, 7.35% 7/15/32 (a)(c)	16,364	16,612
Series 2011-C2:
Class D, 5.4768% 6/15/44 (a)(c)	358,000	287,734
Class F, 5.4768% 6/15/44 (a)(c)	343,000	184,762
Class XB, 0.3244% 6/15/44 (a)(c)(d)	10,557,324	73,336
Series 2011-C3:
Class C, 5.2443% 7/15/49 (a)(c)	109,000	104,416
Class G, 5.2443% 7/15/49 (a)(c)(e)	112,000	57,145
Motel 6 Trust floater Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 4.3909% 8/15/34 (a)(c)(f)	168,514	165,133
Natixis Commercial Mortgage Securities Trust Series 2019-1776 Class F, 4.2988% 10/15/36 (a)	247,000	233,046
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	215,597	249,980
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5689% 5/10/45 (a)(c)	78,000	60,171
Wells Fargo Commercial Mortgage Trust Series 2012-LC5:
Class E, 4.7584% 10/15/45 (a)(c)	114,000	99,280
Class F, 4.7584% 10/15/45 (a)(c)	42,000	30,176
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.2557% 3/15/45 (a)(c)	220,000	171,555
WP Glimcher Mall Trust Series 2015-WPG Class PR1, 3.516% 6/5/35 (a)(c)	140,000	119,178
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $4,607,600)		3,902,127
	Shares	Value

Common Stocks - 9.0%
CONSUMER STAPLES - 0.4%
Food Products - 0.4%
Archer Daniels Midland Co.	10,990	554,006
Bunge Ltd.	4,350	285,273
Darling Ingredients, Inc. (g)	2,050	118,244
Wilmar International Ltd.	19,000	66,851
		1,024,374
ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
BP PLC	73,970	255,251
Cabot Oil & Gas Corp.	5,440	88,563
Chevron Corp.	7,330	619,019
ConocoPhillips Co.	3,510	140,365
Diamondback Energy, Inc.	700	33,880
EQT Corp.	3,100	39,401
Equinor ASA	3,260	55,017
Exxon Mobil Corp.	15,220	627,368
Hess Corp.	1,740	91,855
Lukoil PJSC sponsored ADR	1,490	101,618
Magnolia Oil & Gas Corp. Class A (g)	6,020	42,501
NOVATEK OAO GDR (Reg. S)	310	50,654
Occidental Petroleum Corp.	1,620	28,042
Occidental Petroleum Corp. warrants 8/3/27 (g)	200	1,362
Petroleo Brasileiro SA - Petrobras (ON)	25,090	139,357
Pioneer Natural Resources Co.	910	103,640
Renewable Energy Group, Inc. (g)	600	42,492
Royal Dutch Shell PLC Class B (United Kingdom)	11,212	190,029
Total SA	15,592	672,393
		3,322,807
FINANCIALS - 1.0%
Capital Markets - 0.0%
Brookfield Asset Management, Inc. (Canada) Class A	3,200	132,284
Mortgage Real Estate Investment Trusts - 1.0%
AGNC Investment Corp.	26,500	413,400
Capstead Mortgage Corp.	3,800	22,078
Chimera Investment Corp.	8,600	88,150
Dynex Capital, Inc.	10,800	192,240
Ellington Financial LLC	9,200	136,528
Ellington Residential Mortgage REIT	5,200	67,808
Great Ajax Corp.	21,111	220,821
MFA Financial, Inc.	109,866	427,379
New Residential Investment Corp.	75,200	747,488
Redwood Trust, Inc.	6,700	58,826
		2,374,718

TOTAL FINANCIALS		2,507,002

INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Willscot Mobile Mini Holdings (g)	4,500	104,265
MATERIALS - 3.6%
Chemicals - 0.7%
CF Industries Holdings, Inc.	5,060	195,873
Corteva, Inc.	6,880	266,394
FMC Corp.	3,530	405,703
Icl Group Ltd.	10,070	51,267
Nutrien Ltd.	14,310	688,463
The Mosaic Co.	5,540	127,475
		1,735,175
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	400	113,588
Summit Materials, Inc. (g)	5,350	107,428
		221,016
Containers & Packaging - 0.0%
Crown Holdings, Inc. (g)	1,250	125,250
Metals & Mining - 2.4%
Agnico Eagle Mines Ltd. (Canada)	1,220	85,867
Anglo American Platinum Ltd.	300	29,521
Anglo American PLC (United Kingdom)	7,148	236,992
AngloGold Ashanti Ltd.	1,190	27,428
Antofagasta PLC	6,870	135,331
ArcelorMittal SA (Netherlands) (g)	4,900	113,017
Barrick Gold Corp. (Canada)	9,640	219,624
BHP Billiton Ltd.	13,957	456,039
BHP Group PLC	11,353	299,769
Commercial Metals Co.	5,430	111,532
ERO Copper Corp. (g)	12,400	198,922
First Quantum Minerals Ltd.	21,950	394,027
Fortescue Metals Group Ltd.	27,777	501,746
Franco-Nevada Corp.	1,430	179,298
Grupo Mexico SA de CV Series B	12,140	51,319
Impala Platinum Holdings Ltd.	5,770	79,419
Ivanhoe Mines Ltd. (g)	20,000	107,785
JFE Holdings, Inc.	4,900	46,886
Kaiser Aluminum Corp.	370	36,593
Kirkland Lake Gold Ltd.	960	39,670
Lundin Mining Corp.	52,920	469,790
MMC Norilsk Nickel PJSC	680	217,905
MMC Norilsk Nickel PJSC sponsored ADR	3,530	110,136
Newcrest Mining Ltd.	3,358	66,741
Newmont Corp.	4,750	284,478
Nickel Mines Ltd.	101,356	86,345
Nucor Corp.	1,110	59,041
POSCO	290	72,473
Rio Tinto PLC	9,098	684,834
Steel Dynamics, Inc.	3,590	132,363
Teck Resources Ltd. Class B (sub. vtg.)	2,190	39,743
Vale SA	14,900	250,858
Wheaton Precious Metals Corp.	3,260	136,147
		5,961,639
Paper & Forest Products - 0.4%
Mondi PLC	7,730	181,764
Nine Dragons Paper (Holdings) Ltd.	36,390	51,634
Oji Holdings Corp.	5,580	31,722
Stora Enso Oyj (R Shares)	15,740	301,385
Suzano Papel e Celulose SA (g)	16,480	185,734
Svenska Cellulosa AB (SCA) (B Shares)	5,310	92,841
West Fraser Timber Co. Ltd.	1,110	71,314
		916,394

TOTAL MATERIALS		8,959,474

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.6%
Acadia Realty Trust (SBI)	20,444	290,100
American Homes 4 Rent Class A	4,600	138,000
American Tower Corp.	4,400	987,624
Apartment Income (REIT) Corp. (g)	12,609	484,312
Apartment Investment & Management Co. Class A	11,709	61,824
AvalonBay Communities, Inc.	300	48,129
Colony Capital, Inc.	34,823	167,499
Crown Castle International Corp.	1,800	286,542
Digital Realty Trust, Inc.	900	125,559
Easterly Government Properties, Inc.	3,700	83,805
Equinix, Inc.	300	214,254
Equity Lifestyle Properties, Inc.	13,500	855,360
Healthcare Trust of America, Inc.	5,490	151,195
iStar Financial, Inc.	24,431	362,800
Lamar Advertising Co. Class A	1,300	108,186
Lexington Corporate Properties Trust	35,000	371,700
Mid-America Apartment Communities, Inc.	5,694	721,373
Monmouth Real Estate Investment Corp. Class A	10,400	180,128
NexPoint Residential Trust, Inc.	1,000	42,310
Retail Value, Inc.	2,123	31,569
Sabra Health Care REIT, Inc.	9,800	170,226
SITE Centers Corp.	12,600	127,512
Terreno Realty Corp.	1,100	64,361
Ventas, Inc.	5,018	246,083
Weyerhaeuser Co.	4,900	164,297
		6,484,748
TOTAL COMMON STOCKS
(Cost $20,759,682)		22,402,670

Preferred Stocks - 4.8%
Convertible Preferred Stocks - 0.4%
FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts - 0.2%
Great Ajax Corp. 7.25%	16,367	399,518
Ready Capital Corp. 7.00%	6,400	156,800
		556,318
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Braemar Hotels & Resorts, Inc. 5.50%	2,700	43,867
RLJ Lodging Trust Series A, 1.95%	400	10,160
Wheeler REIT, Inc. 8.75% (g)	16,500	297,396
		351,423
Real Estate Management & Development - 0.0%
Landmark Infrastructure Partners LP 3 month U.S. LIBOR + 4.690% 6.856% (c)(f)	2,000	50,973
TOTAL REAL ESTATE		402,396

TOTAL CONVERTIBLE PREFERRED STOCKS		958,714

Nonconvertible Preferred Stocks - 4.4%
FINANCIALS - 3.0%
Mortgage Real Estate Investment Trusts - 3.0%
AG Mortgage Investment Trust, Inc.:
8.00%	15,879	315,198
8.25%	500	9,930
Series C 8.00% (c)	4,600	89,930
AGNC Investment Corp.:
6.125% (c)	7,000	167,300
Series C, 7.00% (c)	10,200	260,610
Series E 6.50% (c)	10,400	256,880
Annaly Capital Management, Inc.:
6.75% (c)	5,600	143,080
Series F, 6.95% (c)	14,800	373,700
Series G, 6.50% (c)	11,800	289,808
Arbor Realty Trust, Inc. Series A, 8.25%	3,789	96,828
Armour Residential REIT, Inc. Series C 7.00%	1,000	24,550
Capstead Mortgage Corp. Series E, 7.50%	3,000	73,770
Cherry Hill Mortgage Investment Corp. Series A, 8.20%	4,000	99,960
Chimera Investment Corp.:
8.00% (c)	5,000	110,950
Series B, 8.00% (c)	23,587	536,604
Series C, 7.75% (c)	8,700	190,095
Dynex Capital, Inc.:
Series B, 7.625%	4,550	114,888
Series C 6.90% (c)	9,600	235,803
Ellington Financial LLC 6.75% (c)	2,000	45,370
Exantas Capital Corp. 8.625% (c)	300	6,516
Invesco Mortgage Capital, Inc.:
7.50% (c)	13,200	316,668
Series A, 7.75%	6,507	163,130
Series B, 7.75% (c)	13,500	324,675
MFA Financial, Inc.:
6.50% (c)	9,300	194,370
8.00%	11,262	286,393
Series B, 7.50%	18,486	446,807
New Residential Investment Corp.:
7.125% (c)	6,200	146,010
Series A 7.50% (c)	17,700	435,951
Series C 6.375% (c)	8,300	176,458
New York Mortgage Trust, Inc.:
Series C, 7.875%	3,200	73,280
Series D, 8.00% (c)	6,500	147,030
PennyMac Mortgage Investment Trust:
8.125% (c)	5,700	143,241
Series B, 8.00% (c)	9,300	232,314
Two Harbors Investment Corp.:
7.75%	2,162	52,666
Series A, 8.125% (c)	11,900	296,310
Series B, 7.625% (c)	11,800	280,722
Series C, 7.25% (c)	10,500	238,665
		7,396,460
REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Finance Trust, Inc. 7.50%	5,300	135,362
Ashford Hospitality Trust, Inc.:
Series D, 8.45%	1,000	15,750
Series G, 7.375%	300	4,020
Series H, 7.50%	2,500	33,188
Series I, 7.50%	2,500	33,125
Cedar Realty Trust, Inc.:
Series B, 7.25%	2,373	51,328
Series C, 6.50%	4,900	103,850
City Office REIT, Inc. Series A, 6.625%	2,079	56,133
Colony Capital, Inc.:
Series G, 7.50%	3,600	86,400
Series H, 7.125%	7,700	182,490
Series I, 7.15%	15,500	365,800
Series J, 7.15%	18,200	435,708
Farmland Partners, Inc. Series B, 6.00%	6,000	152,760
Gladstone Commercial Corp. 6.625%	2,400	60,768
Global Medical REIT, Inc. Series A, 7.50%	2,100	56,448
Global Net Lease, Inc.:
Series A, 7.25%	7,400	192,548
Series B 6.875%	2,200	55,990
Healthcare Trust, Inc. Series A 7.375%	2,000	46,980
iStar Financial, Inc.:
Series D, 8.00%	8,000	204,560
Series G, 7.65%	10,200	256,557
Series I, 7.50%	7,600	188,784
Jernigan Capital, Inc. Series B, 7.00%	2,500	62,500
Pebblebrook Hotel Trust:
6.30%	973	23,639
Series C, 6.50%	7,058	174,686
Pennsylvania (REIT):
Series B, 7.375%	4,082	41,218
Series D, 6.875%	2,500	25,750
Plymouth Industrial REIT, Inc. Series A, 7.50%	2,500	65,250
Saul Centers, Inc. Series D, 6.125%	1,300	31,525
Sotherly Hotels, Inc. Series C, 7.875%	1,700	19,397
Summit Hotel Properties, Inc. Series E, 6.25%	3,000	67,410
UMH Properties, Inc. Series D, 6.375%	1,800	44,550
Urstadt Biddle Properties, Inc.:
Series H, 6.25%	4,500	112,680
Series K 5.875%	2,000	49,800
VEREIT, Inc. Series F, 6.70%	3,690	92,804
Washington Prime Group, Inc.:
Series H, 7.50%	1,698	25,708
Series I, 6.875%	502	7,033
		3,562,499

TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,958,959

TOTAL PREFERRED STOCKS
(Cost $11,909,801)		11,917,673
	Principal Amount	Value

Bank Loan Obligations - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Airbnb, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.500% 8.5% 4/17/25 (c)(f)(h)	19,900	21,517
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8968% 12/22/24 (c)(f)(h)	48,500	47,524
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.75% 4/27/24 (c)(f)(h)	62,789	57,480
		126,521
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing LLC Tranche B, term loan 3 month U.S. LIBOR + 6.000% 7% 5/15/22 (c)(f)(h)	36,914	36,637
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Compass Power Generation LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/20/24 (c)(f)(h)	63,643	61,797
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
iStar Financial, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9033% 6/28/23 (c)(f)(h)	117,293	117,000
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/2/21 (c)(f)(h)	43,289	39,956
TOTAL BANK LOAN OBLIGATIONS
(Cost $391,632)		381,911
	Shares	Value

Equity Funds - 30.3%
Fidelity Commodity Strategy Central Fund (i)	9,493,816	44,715,873
Fidelity Real Estate Equity Central Fund (i)	262,984	30,700,807
TOTAL EQUITY FUNDS
(Cost $122,795,497)		75,416,680

Fixed-Income Funds - 25.5%
Fidelity Floating Rate Central Fund (i)
(Cost $65,964,331)	640,564	63,447,825
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35(a)(e)
(Cost $594,368)	500,000	10,000
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.11% (j)
(Cost $2,833,435)	2,832,869	2,833,435
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $293,755,862)		249,487,982
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(661,667)
NET ASSETS - 100%		$248,826,315

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,825,629 or 1.9% of net assets.

 (b) Non-income producing - Security is in default.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$707
Fidelity Commodity Strategy Central Fund	19,627
Fidelity Floating Rate Central Fund	706,119
Fidelity Real Estate Equity Central Fund	368,040
Total	$1,094,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$44,802,410	$19,627	$4,244,365	$(7,646,511)	$11,784,712	$44,715,873	31.6%
Fidelity Floating Rate Central Fund	63,743,379	1,956,717	4,004,354	(140,376)	1,892,459	63,447,825	3.4%
Fidelity Real Estate Equity Central Fund	28,071,924	368,039	--	--	2,260,844	30,700,807	3.8%
Total	$136,617,713	$2,344,383	$8,248,719	$(7,786,887)	$15,938,015	$138,864,505

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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